Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 93,288	¥ 89,965
Accumulated Impairment, Beginning of year		(92,814)	(11,442)
Net carrying amount, Beginning of year		474	78,523
Acquisition, Changes during year		0
Impairment, Changes during year		0	(81,372)	[1]	¥ 0
Other, Changes during year	[2]	(2)	3,323
Gross carrying amount, End of year		93,286	93,288		89,965
Accumulated Impairment, End of year		(92,814)	(92,814)		(11,442)
Net carrying amount, End of year		472	474		78,523
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		92,814	89,492
Accumulated Impairment, Beginning of year		(92,814)	(11,442)
Net carrying amount, Beginning of year			78,050
Acquisition, Changes during year		0
Impairment, Changes during year		0	(81,372)	[1]
Other, Changes during year	[2]	0	3,322
Gross carrying amount, End of year		92,814	92,814		89,492
Accumulated Impairment, End of year		(92,814)	(92,814)		(11,442)
Net carrying amount, End of year		0			78,050
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		474	473
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		474	473
Acquisition, Changes during year
Impairment, Changes during year		0	0	[1]
Other, Changes during year	[2]	(2)	1
Gross carrying amount, End of year		472	474		473
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 472	¥ 474		¥ 473

[1]	For the year ended March 31, 2019, Nomura recognized impairment losses on goodwill of ¥81,372 million within the Wholesale segment. Nomura performed an impairment test based on Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31, 2019 was ¥nil. These impairment losses were recorded within Non-interest expense—Other in the consolidated statements of income. The fair values were determined based on a DCF method.
[2]	Includes currency translation adjustments.